Pensions and other post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of defined benefit plans [abstract]
Summary of analysis of defined benefit pension plans

Pension and other post-employment costs	2025 £m	2024 £m	2023 £m
UK pension schemes	83	120	96
US pension schemes	27	40	56
Other overseas pension schemes	130	151	146
Unfunded post-retirement healthcare schemes	60	57	58
	300	368	356
Analysed as:
Funded defined benefit/hybrid pension schemes	83	132	134
Unfunded defined benefit pension schemes	27	29	35
Unfunded post-retirement healthcare schemes	60	57	58
Defined benefit schemes	170	218	227
Defined contribution pension schemes	130	150	129
	300	368	356

The costs of the defined benefit pension and post-retirement healthcare schemes are charged in the income statement as follows:
	2025 £m	2024 £m	2023 £m
Cost of sales	69	87	94
Selling, general and administration	69	92	91
Research and development	32	39	42
	170	218	227

Summary of average life expectancy assumed

The average life expectancy assumed now for an individual at the age of 60 and projected to apply in 2045 for an individual then at the age of 60 is as follows:
	UK		US
	Male Years	Female Years	Male Years	Female Years
Current	27.1	28.4	27.5	28.8
Projected for 2045	28.2	29.7	29.0	30.3

Summary of financial assumptions in assessing defined benefit liabilities	The Group has applied the following financial assumptions in assessing the defined benefit liabilities:

			UK			US	Rest of World
	2025 % pa	2024 % pa	2023 % pa	2025 % pa	2024 % pa	2023 % pa	2025 % pa	2024 % pa	2023 % pa
Rate of increase of future earnings	n/a	n/a	n/a	n/a	n/a	n/a	3.20	3.20	3.20
Discount rate	5.50	5.50	4.60	5.10	5.50	5.00	4.00	3.30	3.10
Expected pension increases	2.70	2.90	2.90	n/a	n/a	n/a	2.40	2.40	2.50
Cash balance credit/conversion rate	n/a	n/a	n/a	4.80	4.80	4.00	2.10	1.10	0.60
Inflation rate	2.70	2.90	2.90	2.50	2.50	2.50	2.00	1.90	2.00

Summary of amounts recorded in income statement and statement of comprehensive income related to defined benefit pension and post-retirement healthcare schemes	The amounts recorded in the income statement and statement of comprehensive income for the three years ended 31 December
2025 in relation to the defined benefit pension and post-retirement healthcare schemes were as follows:

				Pensions	Post-retirement benefits
2025	UK £m	US £m	Rest of World £m	Group £m	Group £m
Amounts charged to operating profit
Current service cost	–	3	89	92	17
Past service cost	2	1	–	3	2
Net interest (income)/cost	(30)	17	9	(4)	41
Gains from settlements	–	–	–	–	–
Expenses	13	6	–	19	–
	(15)	27	98	110	60

Remeasurement gains/(losses) recorded in the statement of comprehensive income	80	42	26	148	(15)

				Pensions	Post-retirement benefits
2024	UK £m	US £m	Rest of World £m	Group £m	Group £m
Amounts charged to operating profit
Current service cost	–	3	94	97	14
Past service cost	18	–	–	18	–
Net interest (income)/cost	(15)	26	14	25	43
Gains from settlements	–	–	(2)	(2)	–
Expenses	12	11	–	23	–
	15	40	106	161	57

Remeasurement gains/(losses) recorded in the statement of comprehensive income	237	90	129	456	50

				Pensions	Post-retirement benefits
2023	UK £m	US £m	Rest of World £m	Group £m	Group £m
Amounts charged to operating profit
Current service cost	–	5	91	96	12
Past service cost/(credit)	3	–	–	3	–
Net interest (income)/cost	(5)	35	16	46	47
Gains from settlements	–	–	(6)	(6)	–
Expenses	14	16	—	30	(1)
	12	56	101	169	58

Remeasurement gains/(losses) recorded in the statement of comprehensive income	28	45	38	111	(40)

Summary of balance sheet presentation of group defined benefit pension schemes and other post-retirement benefits	A summarised balance sheet presentation of the Group defined benefit pension schemes and other post-retirement benefits is set out in the table below:

	2025 £m	2024 £m	2023 £m
Recognised in other non-current assets (Note 23):
Pension schemes in surplus	1,115	898	634
Recognised in pensions and other post-employment benefits:
Pension schemes in deficit	(886)	(1,001)	(1,397)
Post-retirement benefits	(801)	(863)	(943)
	(1,687)	(1,864)	(2,340)

Summary of fair values of assets and liabilities of UK and US defined benefit pension schemes together with aggregated data for other defined benefit pension schemes in group	The fair values of the assets and liabilities of the UK and US defined benefit pension schemes, together with aggregated data for other defined benefit pension schemes in the Group, are as follows:

At 31 December 2025		UK £m	US £m	Rest of World £m	Group £m
Equities:	– listed	1,376	508	395	2,279
	– unlisted	–	–	–	–
Multi-asset funds		867	–	–	867
Property:	– listed	–	–	–	–
	– unlisted	413	78	24	515
Corporate bonds:	– listed	1,491	755	233	2,479
	– unlisted	–	–	–	–
Government bonds:	– listed	4,553	739	456	5,748
Insurance contracts		878	–	889	1,767
Other (liabilities)/assets		(759)	90	88	(581)
Fair value of assets		8,819	2,170	2,085	13,074
Present value of scheme obligations		(8,130)	(2,391)	(2,324)	(12,845)
Net surplus/(obligation)		689	(221)	(239)	229
Included in other non-current assets		848	–	267	1,115
Included in pensions and other post-employment benefits		(159)	(221)	(506)	(886)
		689	(221)	(239)	229
Actual return/(loss) on plan assets		538	215	(10)	743

At 31 December 2024		UK £m	US £m	Rest of World £m	Group £m
Equities:	– listed	1,669	472	364	2,505
	– unlisted	–	–	2	2
Multi-asset funds		923	–	–	923
Property:	– listed	–	–	–	–
	– unlisted	407	99	24	530
Corporate bonds:	– listed	2,104	739	208	3,051
	– unlisted	–	–	15	15
Government bonds:	– listed	4,107	772	489	5,368
Insurance contracts		883	–	822	1,705
Other (liabilities)/assets		(1,291)	125	81	(1,085)
Fair value of assets		8,802	2,207	2,005	13,014
Present value of scheme obligations		(8,241)	(2,596)	(2,280)	(13,117)
Net surplus/(obligation)		561	(389)	(275)	(103)
		—	—	—	—
Included in other non-current assets		725	–	173	898
Included in pensions and other post-employment benefits		(164)	(389)	(448)	(1,001)
		561	(389)	(275)	(103)

Actual return/(loss) on plan assets		(213)	132	121	40

At 31 December 2023		UK £m	US £m	Rest of World £m	Group £m
Equities:	– listed	1,647	447	349	2,443
	– unlisted	–	–	2	2
Multi-asset funds		852	–	–	852
Property:	– listed	–	–	–	–
	– unlisted	467	119	24	610
Corporate bonds:	– listed	2,019	698	205	2,922
	– unlisted	–	–	15	15
Government bonds:	– listed	4,897	774	527	6,198
Insurance contracts		990	–	771	1,761
Other (liabilities)/assets		(1,374)	104	89	(1,181)
Fair value of assets		9,498	2,142	1,982	13,622
Present value of scheme obligations		(9,222)	(2,757)	(2,406)	(14,385)
Net surplus/(obligation)		276	(615)	(424)	(763)

Included in Other non-current assets		457	–	177	634
Included in Pensions and other post-employment benefits		(181)	(615)	(601)	(1,397)
		276	(615)	(424)	(763)

Actual return on plan assets		647	196	138	981

Summary of movements in fair values of assets

				Pensions	Post-retirement benefits
Movements in fair values of assets	UK £m	US £m	Rest of World £m	Group £m	Group £m
Assets at 1 January 2023	9,014	2,260	1,870	13,144	–
Exchange adjustments	–	(125)	(84)	(209)	–
Interest income	430	111	60	601	–
Expenses	(14)	(16)	–	(30)	–
Settlements and curtailments	–	–	2	2	–
Remeasurement	217	85	78	380	–
Employer contributions	363	125	118	606	98
Scheme participants’ contributions	–	–	11	11	18
Benefits paid	(512)	(298)	(73)	(883)	(116)
Assets at 31 December 2023	9,498	2,142	1,982	13,622	–
Exchange adjustments	–	37	(116)	(79)	–
Interest income	426	102	59	587	–
Expenses	(12)	(11)	–	(23)	–
Settlements and curtailments	–	–	(1)	(1)	–
Remeasurement	(639)	30	62	(547)	–
Employer contributions	63	179	109	351	94
Scheme participants’ contributions	–	–	11	11	18
Benefits paid	(534)	(272)	(101)	(907)	(112)
Assets at 31 December 2024	8,802	2,207	2,005	13,014	–
Exchange adjustments	–	(153)	57	(96)	–
Interest income	469	111	65	645	–
Expenses	(13)	(6)	–	(19)	–
Settlements and curtailments	–	–	–	–	–
Remeasurement	69	104	(75)	98	–
Employer contributions	33	128	122	283	87
Scheme participants’ contributions	–	–	12	12	18
Benefits paid	(541)	(221)	(101)	(863)	(105)
Assets at 31 December 2025	8,819	2,170	2,085	13,074	–

Summary of movements in defined benefit obligations

				Pensions	Post-retirement benefits
Movements in defined benefit obligations	UK £m	US £m	Rest of World £m	Group £m	Group £m
Obligations at 1 January 2023	(9,117)	(3,031)	(2,352)	(14,500)	(994)
Exchange adjustments	–	166	87	253	53
Service cost	–	(5)	(91)	(96)	(13)
Past service cost	(3)	–	–	(3)	–
Interest cost	(425)	(145)	(76)	(646)	(47)
Settlements and curtailments	–	–	4	4	–
Remeasurement	(189)	(40)	(40)	(269)	(40)
Scheme participants’ contributions	–	–	(11)	(11)	(18)
Benefits paid	512	298	73	883	116
Obligations at 31 December 2023	(9,222)	(2,757)	(2,406)	(14,385)	(943)
Exchange adjustments	–	(40)	133	93	(7)
Service cost	–	(3)	(94)	(97)	(14)
Past service cost	(18)	–	–	(18)	–
Interest cost	(411)	(128)	(73)	(612)	(43)
Settlements and curtailments	–	–	3	3	–
Remeasurement	876	60	67	1,003	50
Scheme participants’ contributions	–	–	(11)	(11)	(18)
Benefits paid	534	272	101	907	112
Obligations at 31 December 2024	(8,241)	(2,596)	(2,280)	(13,117)	(863)
Exchange adjustments	–	178	(71)	107	50
Service cost	–	(3)	(89)	(92)	(17)
Past service cost	(2)	(1)	–	(3)	(2)
Interest cost	(439)	(128)	(74)	(641)	(41)
Settlements and curtailments	–	–	–	–	–
Remeasurement	11	(62)	101	50	(15)
Scheme participants’ contributions	–	–	(12)	(12)	(18)
Benefits paid	541	221	101	863	105
Obligations at 31 December 2025	(8,130)	(2,391)	(2,324)	(12,845)	(801)

Summary of funded and unfunded defined benefit pension obligation	The defined benefit pension obligation is analysed as follows:

	2025 £m	2024 £m	2023 £m
Funded	(12,323)	(12,564)	(13,782)
Unfunded	(522)	(553)	(603)
	(12,845)	(13,117)	(14,385)

Summary of net defined benefit liability	The movement in the net defined benefit liability is as follows:

	2025 £m	2024 £m	2023 £m
At 1 January	(103)	(763)	(1,356)
Exchange adjustments	11	14	44
Service cost	(92)	(97)	(96)
Past service cost	(3)	(18)	(3)
Interest income/(cost)	4	(25)	(45)
Settlements and curtailments	–	2	6
Remeasurements:
Return on plan assets, excluding amounts included in interest	98	(547)	380
Gain/(loss) from change in demographic assumptions	(62)	90	135
Gain/(loss) from change in financial assumptions	211	890	(137)
Experience gain/(loss)	(99)	23	(267)
Employer contributions	283	351	606
Transfer to assets held for sale/distribution	–	–	–
Expenses	(19)	(23)	(30)
At 31 December	229	(103)	(763)
The remeasurements included within post-retirement benefits are detailed below:

	2025 £m	2024 £m	2023 £m
Gain from change in demographic assumptions	–	7	7
Gain/(loss) from change in financial assumptions	(1)	44	(43)
Experience gain/(loss)	(14)	(1)	(4)
	(15)	50	(40)

Summary of defined benefit pension obligation analysed by membership category	The defined benefit pension obligation analysed by membership category is as follows:

	2025 £m	2024 £m	2023 £m
Active	2,232	1,418	1,508
Retired	8,215	8,147	8,730
Deferred	2,398	3,552	4,147
	12,845	13,117	14,385

Summary of post-retirement benefit obligation analysed by membership category	The post-retirement benefit obligation analysed by membership category is as follows:

	2025 £m	2024 £m	2023 £m
Active	270	277	277
Retired	530	586	666
Deferred	1	–	–
	801	863	943

Summary of weighted average duration of defined benefit obligation	The weighted average duration of the defined benefit obligation is as follows:

	2025 years	2024 years	2023 years
Pension benefits	10	11	11
Post-retirement benefits	9	9	10

Summary of changes in assumptions used on benefit obligations, defined benefit pension and post retirement costs	The effect of changes in assumptions used on the benefit obligations and on the 2025 annual defined benefit pension and post-
retirement costs are detailed below. This information has been determined by taking into account the duration of the liabilities and the overall profile of the plan memberships.

Discount rate	0.25% increase £m	0.25% decrease £m
(Decrease)/increase in annual pension cost	(17)	15
Increase/(decrease) in annual post-retirement benefits cost	1	(1)
(Decrease)/increase in pension obligation	(289)	303
(Decrease)/increase in post-retirement benefits obligation	(16)	17
	0.75% increase £m	0.75% decrease £m
(Decrease)/increase in annual pension cost	(51)	44
Increase/(decrease) in annual post-retirement benefits cost	2	(2)
(Decrease)/increase in pension obligation	(836)	950
(Decrease)/increase in post-retirement benefits obligation	(46)	51

Inflation rate	0.25% increase £m	0.25% decrease £m
Increase/(decrease) in annual pension cost	15	(16)
Increase/(decrease) in pension obligation	237	(229)
	0.75% increase £m	0.75% decrease £m
Increase/(decrease) in annual pension cost	44	(47)
Increase/(decrease) in pension obligation	712	(689)

Life expectancy	1 year increase £m
Increase in annual pension cost	19
Increase in annual post-retirement benefits cost	1
Increase in pension obligation	403
Increase in post-retirement benefits obligation	28

Rate of future healthcare inflation	1% increase £m
Increase in annual post-retirement benefits cost	1
Increase in post-retirement benefits obligation	21